Pension and Non-pension Post-employment Benefit Plans - Schedule of Non-pension Post-employment benefit plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Plan contributions	$ 15.7	$ 13.8	$ 13.3
Estimated contribution	15.4
Defined Contribution Plan
Disclosure of defined benefit plans [line items]
Plan contributions	10.6	10.1	9.6
Estimated contribution	10.6
Other benefit plans
Disclosure of defined benefit plans [line items]
Plan contributions	7.8	9.1	4.8
Estimated contribution	4.1
Pension Plan
Disclosure of defined benefit plans [line items]
Plan contributions	5.1	$ 3.7	$ 3.7
Estimated contribution	$ 4.8